Investment Risks - Janus Henderson Asset-Backed Securities ETF	Feb. 27, 2026
Asset-Backed Securities Risk
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Asset-Backed Securities Risk. Asset-backed securities may be adversely affected by changes in interest rates, underperformance of the underlying assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit or liquidity enhancements. In addition, most asset-backed securities are subject to prepayment risk in a declining interest rate environment, and extension risk in an increasing rate environment.

Commercial Mortgage-Backed Securities Risk
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Commercial Mortgage-Backed Securities Risk. CMBS are not backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.

Mortgage-Backed Securities Risk
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Mortgage-Backed Securities Risk. Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities may be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk and prepayment risk. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Non-Agency Mortgage-Related Securities Risk
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Non-Agency Mortgage-Related Securities Risk. Non-agency mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose, and borrower characteristics. The risk of nonpayment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. “Subprime” loans are loans made to borrowers with lower credit ratings and/or a shorter credit history, who are more likely to default on their loan obligations as compared to more credit-worthy borrowers. Non-agency mortgage-related securities are not traded on an exchange. There may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Agency Mortgage-Backed Securities Risk
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Agency Mortgage-Backed Securities Risk. Certain Agency mortgage-backed securities issued or guaranteed by agencies of the U.S. Government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. Government. Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. Government securities.

CMO Risk
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CMO Risk. CMOs are a type of mortgage-backed security. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the Adviser, it is possible that the Fund could lose all or substantially all of its investment.

CLO Risk
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CLO Risk. The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund may invest in tranches of CLOs that are subordinate to other senior rated CLO tranches (such as AAA rated tranches). However, these ratings do not constitute a guarantee, may be downgraded in stressed market environments, and it is possible that even the most senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio management may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default by the underlying assets, among others.

CLO Manager Risk
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CLO Manager Risk. CLOs are managed by investment advisers independent of the Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. As such, each CLO is subject to poor selections by its CLO manager. Adverse security selection by a CLO manager may cause a CLO to experience difficulty in making its stipulated distribution payments to investors because of the poor performance of the underlying bank loans: (i) entering into bankruptcy proceedings; and/or (ii) are in default as to the repayment of their loan balances. Generally, CLO managers mitigate these risks by maintaining a pool of underlying bank loans in excess of the minimum necessary to finance a CLO’s stipulated distribution payments.

In addition, CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.

Fixed-Income Securities Risk
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Fixed-Income Securities Risk. The Fund invests in a variety of debt and other fixed-income securities that are generally subject to the following risks:

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Interest rate risk, which is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Changing interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

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Credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

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Prepayment risk, which is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause the Fund to reinvest its assets in securities with lower yields, resulting in a decline in the Fund’s income or return potential.

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Valuation risk, which is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.

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Extension risk, which is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and as a result, the value of those obligations may fall.

●	Liquidity risk, which is the risk that fixed-income securities may be difficult or impossible to sell at the time that portfolio management would like or at the price portfolio management believes the security is currently worth. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).

Market Risk
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Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s NAV may decrease. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Derivatives Risk
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Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage because leverage can exaggerate the effect of any increase or decrease in the value of securities and other instruments held by the

Fund. Derivatives entail the risk that the counterparty to the derivative transaction will default on its payment obligations. Derivatives used for hedging purposes may reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge.

Counterparty Risk
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Counterparty Risk. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Floating Rate Obligations Risk
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Floating Rate Obligations Risk. The Fund may invest in floating rate obligations with interest rates that reset regularly, maintaining a fixed spread over a stated reference rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations, that there may be restrictions on their transfer, or that the issuer may default. As a result, the Fund may be unable to sell floating rate obligations at the desired time or may be able to sell only at a price less than fair market value.

Rule 144A Securities and Other Exempt Securities Risk
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Rule 144A Securities and Other Exempt Securities Risk. Investments in securities issued under Regulation S and Rule 144A under the Securities Act of 1933 (the “Securities Act”) and other securities exempt from certain registration requirements, could have the effect of decreasing the Fund’s liquidity profile or preventing the Fund from disposing of them promptly at advantageous prices. Investments in securities exempt from certain registration requirements may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available.

Portfolio Management Risk
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Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.

New/Smaller Sized Fund Risk
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New/Smaller Sized Fund Risk. Because the Fund is relatively new, it has a limited operating history and a small asset base. The Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. If a new or smaller fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

Large Shareholder Risk
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Large Shareholder Risk. To the extent a substantial percentage of the shares of the Fund are held by a small number of shareholders, including “fund of funds” or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem the Fund’s shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Fund to conduct its investment process.

Securities Lending Risk
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Securities Lending Risk. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lends its securities and is unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated cash management vehicle or time deposits. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.

ETF Risks
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ETF Risks. The Fund is an ETF, and, as a result of the Fund utilizing an ETF’s structure, it is exposed to the following risks:

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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs may engage in creation or redemption transactions directly with the Fund and they have no obligation to submit creation or redemption orders. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, the Fund’s shares may trade at a material discount to the net asset value (“NAV”) and possibly face delisting from the NYSE Arca, Inc. (the “Exchange”): (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Fund shares, frequent trading of the Fund’s shares may significantly reduce investment results and an investment in the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares Trade at Prices Other Than NAV. As with all ETFs, the Fund’s shares are bought and sold on the Exchange at market prices. There may be times when the market price of the Fund’s shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for the Fund’s shares. This risk is heightened during periods of steep market declines and/or periods when there is limited trading activity for the Fund’s shares on the Exchange.

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Trading. There can be no assurance that the Fund’s shares will trade with any volume, or at all, on the Exchange. There can be no assurance that an active trading market for Fund shares will develop or be maintained. Furthermore, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly resulting in the Fund’s shares trading at a substantial discount to NAV. Flash crashes may also cause APs and other market makers to limit or cease trading in the Fund’s shares.

In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Shareholders could suffer significant losses to the extent that they sell shares during a flash crash or when the Exchange’s circuit breaker rules are in effect.

Risk Lose Money [Member]
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Risk [Text Block]	The biggest risk is that the Fund’s returns and yields will vary, and you could lose money.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
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Risk [Text Block]	Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended (the “1940 Act”). This gives the Fund’s portfolio management more flexibility to hold larger positions in securities than a fund that is classified as diversified. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.